Stockholders' Equity - Dividends Declared to Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Common stock dividends per share paid (in dollars per share)	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.58	$ 0.82	$ 1.16	$ 1.54
Dividends Paid		$ 5,184				$ 30,638	$ 43,823	$ 61,077	$ 79,665
O 2024 Q1 Dividends
Class of Stock [Line Items]
Common stock dividends per share paid (in dollars per share)						$ 0.08
S 2024 Q1 Dividends
Class of Stock [Line Items]
Common stock dividends per share paid (in dollars per share)						$ 0.5